UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [X]; Amendment Number:1
This Amendment(Check only one.):	[ ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		C.S. McKee L.P.
Address:	One Gateway Center
		Pittsburgh, PA 15222

13F File Name:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ulf A. Skreppen
Title:		Operations Manager
Phone: 		412-566-1234

Signature, Place and Date of signing:

Ulf A. Skreppen Pittsburgh, Pennsylvania September 27, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of other managers reporting for this manager:

I am signing this report as required by the securities exchange act of 1934.

FORM 13F SUMMARY PAGE Report Summary:
Number of other Included Managers: 0

Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total(thousands): $136,899

List of Other Included Managers: No.

13F File Number Name


FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/
SH/PUT/INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER                -TITLE OF CLASS---CUSIP--x$1000  PRN AMT
PRNCALLDSCRETN-MANAGERS-SOLE    SHARED  NONE
  BG PLC                        ADR (5          055434203     620
30000SH     SOLE                30000       0       0
  BLACKROCK ADV TRM T           R COMMON        09247A101     176
15800SH     SOLE                15800       0       0
  ELAN PLC                      ADR (1          284131208    1712
38000SH     SOLE                38000       0       0
  JOHN HANCOCK BK&THR           SH BEN          409735107   14145
1712500SH     SOLE              1443500       0  269000
  MEVC DRAPER FISHER            COMMON          55271E105    4173
418100SH     SOLE               310600       0  107500
  NATIONS GOVT INC              COMMON          638583104   15824
1566700SH     SOLE              1425600       0  141100
  NATIONS GOV INC 200           4 COMMON        638584102    8680
853500SH     SOLE               781400       0   72100
  NIPPON TELEG & TEL            SP ADR          654624105    1620
100000SH     SOLE               100000       0       0
  ROLLS-ROYCE PLC               SP ADR          775781206     242
20000SH     SOLE                20000       0       0
  SHELL TRANSPT&TRDG            NEW YOR         822703609    1451
35000SH     SOLE                35000       0       0
  TCW/DW TERM TR 2002           SH BEN          87234T101   37483
3529500SH     SOLE              2829400       0  700100
  TCW/DW TERM TR 2003           SH BEN          87234U108   47097
4426450SH     SOLE              3691950       0  734500
  TAIWAN SEMICONDUCTO           R SP ADR(       874039100    3434
200000SH     SOLE               200000       0       0
  VANGUARD INDEX TR             STK MRK         922908769     242
2300SH     SOLE                 2300       0       0
